Reconciliation of Division Operating Profit to Consolidated Earnings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Division operating income (loss)		$ (17,364)	$ 133,950	$ 65,652
Recovery of purchase price	68,000	68,314
Unallocated charges		(7,400)	(5,594)	(11,679)
Unallocated operating expenses		(74,391)	(94,602)	(91,264)
Interest expense		(68,937)	(33,223)	(58,498)
Interest income		2,240	1,231	4,663
Loss on extinguishment of debt	12,000	(12,110)
Miscellaneous income, net		34,225	30,857	34,451
Earnings (loss) before income taxes		$ (75,423)	$ 32,619	$ (56,675)